Note 17 - Segment Information, Reconciliation of revenues from segment to consolidated (Detail) (USD $) In Millions	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues derived from third parties	$ 109,795	$ 88,064
Inter-segment net operating revenues	0	0
Net operating revenues	109,795	88,064
Cost of sales	(67,564)	(51,185)
Depreciation, depletion and amortization	(7,322)	(6,208)
Exploration, including exploratory dry holes	(1,852)	(1,342)
Impairment	(2)	(94)
Selling, general and administrative expenses	(7,513)	(6,502)
Research and development expenses	(1,032)	(736)
Other operating expenses	(2,636)	(3,747)
Costs and expenses	(87,921)	(69,814)
Operating income (loss)	21,874	18,250
Equity in the results of non-consolidated companies	111	220
Financial Income (Expenses), Net	271	527
Other taxes	(316)	(334)
Total non operating income	21,940	18,663
Income tax benefits (expense)	(5,107)	(5,030)
Net income for the period	16,833	13,633
Less: Net income (loss) attributable to the noncontrolling interests	198	(345)
Net income attributable to Petrobras	17,031	13,288
Exploration and Production
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues derived from third parties	387	217
Inter-segment net operating revenues	54,755	39,293
Net operating revenues	55,142	39,510
Cost of sales	(19,883)	(14,981)
Depreciation, depletion and amortization	4,842	4,093
Exploration, including exploratory dry holes	(1,598)	(1,026)
Impairment	0	0
Selling, general and administrative expenses	(346)	(302)
Research and development expenses	(565)	(357)
Other operating expenses	(268)	(841)
Costs and expenses	(27,502)	(21,600)
Operating income (loss)	27,640	17,910
Equity in the results of non-consolidated companies	(2)	91
Financial Income (Expenses), Net	0	0
Other taxes	(33)	(109)
Total non operating income	27,605	17,892
Income tax benefits (expense)	(9,386)	(6,052)
Net income for the period	18,219	11,840
Less: Net income (loss) attributable to the noncontrolling interests	8	103
Net income attributable to Petrobras	18,227	11,943
Refining, Transportation & Marketing
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues derived from third parties	60,652	48,358
Inter-segment net operating revenues	28,827	23,815
Net operating revenues	89,479	72,173
Cost of sales	(91,171)	(66,623)
Depreciation, depletion and amortization	814	758
Exploration, including exploratory dry holes	0	0
Impairment	0	0
Selling, general and administrative expenses	(2,365)	(2,152)
Research and development expenses	(166)	(126)
Other operating expenses	(305)	(846)
Costs and expenses	(94,821)	(70,505)
Operating income (loss)	(5,342)	1,668
Equity in the results of non-consolidated companies	(31)	1
Financial Income (Expenses), Net	0	0
Other taxes	(36)	(37)
Total non operating income	(5,409)	1,632
Income tax benefits (expense)	1,828	(555)
Net income for the period	(3,581)	1,077
Less: Net income (loss) attributable to the noncontrolling interests	7	(37)
Net income attributable to Petrobras	(3,574)	1,040
Gas & Power
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues derived from third parties	6,408	5,242
Inter-segment net operating revenues	985	639
Net operating revenues	7,393	5,881
Cost of sales	(3,567)	(3,963)
Depreciation, depletion and amortization	623	351
Exploration, including exploratory dry holes	0	0
Impairment	0	(44)
Selling, general and administrative expenses	(616)	(591)
Research and development expenses	(58)	(82)
Other operating expenses	(185)	(172)
Costs and expenses	(5,049)	(5,203)
Operating income (loss)	2,344	678
Equity in the results of non-consolidated companies	154	115
Financial Income (Expenses), Net	0	0
Other taxes	(54)	(15)
Total non operating income	2,444	778
Income tax benefits (expense)	(778)	(226)
Net income for the period	1,666	552
Less: Net income (loss) attributable to the noncontrolling interests	(6)	8
Net income attributable to Petrobras	1,660	560
Biofuel
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues derived from third parties	29	14
Inter-segment net operating revenues	198	205
Net operating revenues	227	219
Cost of sales	(244)	(200)
Depreciation, depletion and amortization	22	17
Exploration, including exploratory dry holes	0	0
Impairment	0	0
Selling, general and administrative expenses	(48)	(27)
Research and development expenses	(9)	0
Other operating expenses	(27)	(21)
Costs and expenses	(350)	(265)
Operating income (loss)	(123)	(46)
Equity in the results of non-consolidated companies	4	(5)
Financial Income (Expenses), Net	0	0
Other taxes	0	(1)
Total non operating income	(119)	(52)
Income tax benefits (expense)	43	16
Net income for the period	(76)	(36)
Less: Net income (loss) attributable to the noncontrolling interests	0	0
Net income attributable to Petrobras	(76)	(36)
International
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues derived from third parties	9,666	7,725
Inter-segment net operating revenues	2,825	2,022
Net operating revenues	12,491	9,747
Cost of sales	(9,243)	(6,965)
Depreciation, depletion and amortization	627	645
Exploration, including exploratory dry holes	(254)	(316)
Impairment	(2)	(50)
Selling, general and administrative expenses	(664)	(630)
Research and development expenses	0	(3)
Other operating expenses	(523)	(196)
Costs and expenses	(11,313)	(8,805)
Operating income (loss)	1,178	942
Equity in the results of non-consolidated companies	(42)	17
Financial Income (Expenses), Net	0	0
Other taxes	(71)	(65)
Total non operating income	1,065	894
Income tax benefits (expense)	(171)	(142)
Net income for the period	894	752
Less: Net income (loss) attributable to the noncontrolling interests	(7)	(57)
Net income attributable to Petrobras	887	695
Distribution
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues derived from third parties	32,653	26,508
Inter-segment net operating revenues	585	539
Net operating revenues	33,238	27,047
Cost of sales	(30,561)	(24,708)
Depreciation, depletion and amortization	172	158
Exploration, including exploratory dry holes	0	0
Impairment	0	0
Selling, general and administrative expenses	(1,685)	(1,313)
Research and development expenses	(4)	(3)
Other operating expenses	41	(41)
Costs and expenses	(32,381)	(26,223)
Operating income (loss)	857	824
Equity in the results of non-consolidated companies	4	0
Financial Income (Expenses), Net	0	0
Other taxes	(21)	(13)
Total non operating income	840	811
Income tax benefits (expense)	(284)	(277)
Net income for the period	556	534
Less: Net income (loss) attributable to the noncontrolling interests	0	0
Net income attributable to Petrobras	556	534
Corporate
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues derived from third parties	0	0
Inter-segment net operating revenues	0	0
Net operating revenues	0	0
Cost of sales	0	0
Depreciation, depletion and amortization	222	187
Exploration, including exploratory dry holes	0	0
Impairment	0	0
Selling, general and administrative expenses	(1,879)	(1,591)
Research and development expenses	(230)	(165)
Other operating expenses	(1,417)	(1,614)
Costs and expenses	(3,748)	(3,557)
Operating income (loss)	(3,748)	(3,557)
Equity in the results of non-consolidated companies	24	1
Financial Income (Expenses), Net	271	527
Other taxes	(101)	(94)
Total non operating income	(3,554)	(3,123)
Income tax benefits (expense)	3,325	2,149
Net income for the period	(229)	(974)
Less: Net income (loss) attributable to the noncontrolling interests	196	(362)
Net income attributable to Petrobras	(33)	(1,336)
Eliminations
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues derived from third parties	0	0
Inter-segment net operating revenues	(88,175)	(66,513)
Net operating revenues	(88,175)	(66,513)
Cost of sales	87,105	66,255
Depreciation, depletion and amortization	0	(1)
Exploration, including exploratory dry holes	0	0
Impairment	0	0
Selling, general and administrative expenses	90	104
Research and development expenses	0	0
Other operating expenses	48	(16)
Costs and expenses	87,243	66,344
Operating income (loss)	(932)	(169)
Equity in the results of non-consolidated companies	0	0
Financial Income (Expenses), Net	0	0
Other taxes	0	0
Total non operating income	(932)	(169)
Income tax benefits (expense)	316	57
Net income for the period	(616)	(112)
Less: Net income (loss) attributable to the noncontrolling interests	0	0
Net income attributable to Petrobras	$ (616)	$ (112)